Fair Value of Financial Assets and Liabilities (Details) - Schedule of Credit Exposure in its Financial Derivative Operations - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Credit Exposure in its Financial Derivative Operations [Line Items]
Assets	$ 11,140,969	$ 13,153,398
Liability	11,500,024	13,053,418
Financial derivative contracts with collateral agreement
Schedule of Credit Exposure in its Financial Derivative Operations [Line Items]
Assets	1,985,631	1,840,673
Liability	1,433,944	1,594,111
Financial derivative contracts without collateral agreement
Schedule of Credit Exposure in its Financial Derivative Operations [Line Items]
Assets	9,155,338	11,312,725
Liability	$ 10,066,080	$ 11,459,307